REVERSE ACQUISITION AND LISTING EXPENSE (Schedule of fair value of all the consideration to listing expense) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Identifiable net obligations assumed:
Total listing expense		$ 1,144,167
Tower Three SAS [Member]
Fair value of share based consideration allocated:
Deemed share issuance	1,010,383
Identifiable net obligations assumed:
Cash and cash equivalent	(1,378,183)
Subscriptions received for private placement	1,602,257
Other assets	(230,097)
Liabilities	139,807
Total	133,784
Total listing expense	$ 1,144,167